Share Based Compensation - Additional Information (Detail)			12 Months Ended
	Jul. 31, 2021 shares	Aug. 03, 2020 shares	Dec. 31, 2022 HKD ($) shares	Dec. 31, 2021 shares
Share Incentive Two Thousand And Nineteen Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued			20,000,000
Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date, other equity instruments granted | $			$ 5,743,340
RSUs were vested			5,847
Class A Ordinary Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued			144,077,210	62,327,851
AMTD Digital [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement vesting period		vesting period of 3 years
Share-based payment expense | $			$ 1,595,372
Unrecognized compensation cost related | $			$ 1,788,809
Weighted average vesting period			1 year 1 month 6 days
AMTD Digital [Member] | Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted	17,540
AMTD Digital [Member] | Class A Ordinary Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted		38,710
2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of automatic increase of shares on total issued and outstanding share capital			10.00%
Percent of additional automatic increase of shares on total issued and outstanding share capital			1.00%